Regulatory Requirements (Tables)	6 Months Ended
Sep. 30, 2022
Retirement Benefits [Abstract]
Schedule of capital requirements
	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$382,175	$2,195,725	$1,813,550	575%
Zhong Yang Capital Limited	382,175	644,985	262,810	169%
Total	$764,350	$2,840,710	$2,076,360	372%

	Minimum
	Regulatory	Capital	Excess	Percent of
	Capital	Levels	Net	Requirement
	Requirements	Maintained	Capital	Maintained
Zhong Yang Securities Limited	$383,019	$5,107,820	$4,724,801	1,334%
Zhong Yang Capital Limited	383,019	647,686	264,666	169%
Total	$766,038	$5,755,506	$4,989,467	751%